Long Term Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Long Term Debt
NOTE 6. LONG TERM DEBT
As at March 31, 2022 and December 31, 2021, long term debt consisted of the following (
in thousands
):

	March 31, 2022	December 31, 2021
Secured term loans	$120,313	$121,875
Other	58	65
Unamortized debt issuance costs	(4,438)	(4,704)

	115,932	117,236
Current portion	(6,272)	(6,275)

Long-term portion	$109,660	$110,960

Future maturities of debt outstanding at March 31, 2022 were as follows (
in thousands
):

Amount
Remainder of 2022	4,706
2023	6,265
2024	8,611
2025	11,726
2026	89,063

Total	$120,370

NOTE 7. LONG TERM DEBT
Long-term debt consisted of the following at December 31, 2021 and December 31, 2020 (
in thousands
):

	December 31, 2021	December 31, 2020
Secured term loans	$121,875	$24,184
Payroll protection plan	—	2,164
Other	65	1,358
Unamortized debt issuance costs	(4,704)	(377)

	117,236	27,329
Current portion	(6,275)	(1,004)

Long-term portion	$110,960	$26,325

On the Closing Date, the Company entered into a Credit Agreement (as amended, the “Credit Agreement), by and among the Company, Royal Bank of Canada, as Administrative Agent (in such capacity, the “Agent”), Collateral Agent, Swing Line Lender and Issuing Bank; RBC Capital Markets, LLC and Truist Securities, Inc., as Syndication Agents, Joint Lead Arrangers and Joint Book Runners; and certain other banks and financial institutions serving as lenders (collectively with their successors and assigns, the “Lenders”). The Credit Agreement provides for (i) initial term loans in an aggregate principal amount of $125.0 million (the “Initial Term Loans”), which were used on the Closing Date to finance the Business Combination and related transaction costs, (ii) a revolving credit facility in an aggregate principal amount of $40.0 million for working capital and other general corporate purposes, of which $0 was drawn December 31, 2021 and (iii) a delayed draw term loan facility in an aggregate principal amount of $20.0 million, which was available to be drawn from and after the Closing until the six month anniversary of the Closing Date to finance permitted acquisitions and similar permitted investments and of which $
0
was drawn as of the date of its expiration, or December 8, 2021 (collectively, the “Credit Facilities”).

Interest is payable on the outstanding loans under the Credit Facilities based on, at the option of the Company, either: (i) Eurocurrency (with a LIBOR floor of 0.75% per annum) plus variable spreads ranging from 2.75% to 3.50% per annum based on first lien net leverage ratio levels or (ii) the Alternate Base Rate (defined as the highest of (a) the Prime Rate (as defined in the Credit Agreement and established by the Agent), (b) the Federal Funds Rate (as defined in the Credit Agreement) plus 0.50% per annum, and (c) the LIBOR Quoted Rate (as defined in the Credit Agreement) plus 1.00% per annum, in each case, with a floor of 1.75% per annum), plus variable spreads ranging from 1.75% to 2.50% per annum based on first lien net leverage ratio levels. Accrued and unpaid interest is payable with respect to LIBOR loans on the last day of the interest period as selected by the Company but no later than three months, and with respect to Alternate Base Rate Loans, quarterly on the last business day of each of March, June, September and December. An unused commitment fee is also payable with respect to the revolving credit facility and the delayed draw term loan facility ranging between 0.35% and 0.50% depending on the Company’s first lien net leverage ratio, and is payable quarterly in arrears with respect to the revolving credit facility and on the earliest of the termination of the delayed draw term loan facility, the six month anniversary of the Closing Date with respect to any delayed draw term loan commitments that have expired and otherwise after the end of the first full fiscal quarter after the Closing Date.
Amortization payments with respect to the Initial Term Loans are payable in quarterly installments, commencing with the last business day of the first full fiscal quarter ending after the Closing Date, in aggregate principal amounts equal to (i) 1.25% of the aggregate principal amount of the Initial Term Loans outstanding on the Closing Date from the Closing Date until June 7, 2024, (ii) 1.875% of the aggregate principal amount of the Initial Term Loans outstanding on the Closing Date from June 8, 2024 to June 7, 2025 and (iii) 2.50% of the aggregate principal amount of the Initial Term Loans outstanding on the Closing Date from June 8, 2025 to June 7, 2026. All amounts owed under the Credit Facilities are due and payable upon the five-year anniversary of the Closing Date, unless otherwise extended in accordance with the terms of the Credit Agreement.
The Credit Agreement contains certain covenants that limit, among other things, the ability of the Company and its subsidiaries to incur additional indebtedness or liens, to make certain investments, to enter into sale-leaseback transactions, to make certain restricted payments, including dividends, to enter into consolidations, mergers or sales of material assets and other fundamental changes, or to transact with affiliates subject to exceptions, materiality and other qualifications as provided in the Credit Agreement. The Credit Agreement also contains customary events of default and also includes an equity cure right. All obligations under the Credit Agreement are guaranteed by the Company and substantially all of its subsidiaries. As of December 31, 2021, the Company was in compliance, in all material respects, with all covenants under the First Amendment of the Credit Agreement.

On December 30, 2021, the Company entered into the First Amendment to the Credit Agreement to, among other things, modify certain of the financial covenants contained in the Credit Agreement. As of December 31, 2021, the Company was in compliance, in all material respects, with all covenants under the First Amendment of the Credit Agreement.
CMG Loan Agreement
On the Closing Date, the Company repaid all outstanding term loan borrowings under CMG’s previous loan agreement (the “Loan Agreement”) and the Loan Agreement was terminated. The Company repaid $24.5 million, inclusive of $487,000 in prepayment penalties, fees and interest. The Company recorded a loss on early of extinguishment of debt of $806,000, inclusive of the write-off
of deferred debt issuance costs and prepayment penalties related to the Loan Agreement.
Earnout Consideration
Other Debt
Other long-term debt repaid on the Closing Date totaled $229,000. In addition, $2.0 million was deposited into an escrow account as security for amounts borrowed under the Paycheck Protection Program (“PPP”). In the twelve months ended December 31, 2021, the Company paid $2.0 million to the CMG Sellers for the amount owed related to a loan under the PPP. This amount was held in escrow and was reported in restricted cash in the June 30, 2021 condensed consolidated balance sheet, but was released upon forgiveness of the PPP loans. During the twelve months ended December 31, 2021, borrowings under the PPP of $2.8 million were forgiven and are included in the gain on extinguishment of debt.
Future Maturities
Future maturities of debt outstanding at December 31, 2021 are as follows (
in thousands
):

Amount
2022	$6,275
2023	6,265
2024	8,611
2025	11,726
2026	89,063

Total	$121,940